Acquisitions and Divestitures (Detail 2) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended
	Dec. 31, 2010 USD ($) years number	Dec. 31, 2009 USD ($) years number	Dec. 31, 2008 USD ($) years number	Dec. 31, 2010 JPY (¥)	Dec. 31, 2008 Patents USD ($) years	Dec. 31, 2008 Customer relationships and tradenames USD ($) years	Oct. 31, 2010 Cogent Inc. USD ($)	Apr. 30, 2010 A-One JPY (¥) years	Jun. 30, 2008 High Jump Software USD ($)	Dec. 31, 2010 Winterthur USD ($) number
Acquired intangible asset activity through business combinations
Acquired indefinite-lived intangible assets		$ 8	$ 58
Acquired finite-lived intangible assets	663	20	794		40	696
Acquired intangible assets		28
Acquired intangible assets, weighted-average life	11	8	13		11	13
Life, bottom of range (in years)	2	3	1
Life, top of range (in years)	17	12	19
Debt assumed	105	18	809
Acquisitions:
Embedded mirroring put and call options with respect to remaining minority shares, term (in years)								5
Proposed transaction aggregate value relative to all outstanding shares on fully diluted basis										450
Purchase price paid to acquire remaining noncontrolling interest							248
Acquired cash and marketable securities							532
Percent of outstanding shares of acquiree that tender offer was initially conditional upon, which was waived										67.00%
Percent of outstanding Winterthur shares acquired through open market purchases by February 11, 2011										15.00%
Percent of additional outstanding Winterthur shares tendered under the initial public tender offer										23.00%
Number of trading days public tender offer period was extended for										10
Five-year financed liability of 1.7 billion in Japanese Yen (approximately $18 million in USD)	18			1,700				1,700
Interest rate related to five-year financed liability								1.00%
Purchase price paid for business combinations (net of cash acquired) and certain acquisition costs and contingent consideration paid for previous business combinations during the period	1,830	69	1,394
Divestitures:
Proceeds from sale of businesses		5	88						85
Pre-tax loss on sale of business			$ (23)						$ (23)